ECLIPSE FUNDS
ECLIPSE FUNDS INC.

MainStay Mid Cap Opportunity Fund
MainStay Small Cap Opportunity Fund
MainStay Large Cap Opportunity Fund

Supplement dated September 29, 2008 (“Supplement”)
to the Statement of Additional Information dated February 28, 2008 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for MainStay Mid Cap Opportunity Fund, MainStay Small Cap Opportunity Fund, each a series of Eclipse Funds, a Massachusetts business trust, and MainStay Large Cap Opportunity Fund, a series of Eclipse Funds Inc., a Maryland corporation (each a “Fund” and collectively, the “Funds”). You may obtain copies of the Funds’ Prospectuses and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a meetings held on September 25, 2008, the Funds’ Boards of Trustees/Directors approved the following:

1.  MainStay Mid Cap Opportunity Fund

To change the Fund’s name, principal investment objective, principal investment strategy, investment process and risk disclosure. In connection with these changes, the following will be effective as of September 29, 2008:

(a)	The Fund will be known as MainStay Mid Cap Core Fund.

(b)
All references to Daniel O. Glickman and Victor G. Samoilovich as portfolio managers of the Fund are hereby deleted from the SAI. The new portfolio managers for the Fund are Harvey Fram and Migene Kim.

(c)	All references to the “MainStay Mid Cap Opportunity Fund” and “Mid Cap Opportunity Fund” are hereby changed to “MainStay Mid Cap Core Fund” and “Mid Cap Core Fund,” respectively.

(d)	The description of the MainStay Mid Cap Opportunity Fund on page 6 is hereby deleted and replaced with the following:

Mid Cap Core Fund

The Mid Cap Core Fund’s investment objective is to seek long-term growth of capital. The Fund normally invests at least 80% of its assets in companies with market capitalizations that at the time of investment are similar to the market capitalizations of companies in the Russell Midcap Index, and invests primarily in common stocks of U.S. companies.

NYLIM, the Fund’s Manager, seeks those mid-cap companies that it believes will outperform the average of the mid-cap universe. The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, and represents approximately 25% of the total market capitalization of the Russell 1000® Index. The market capitalizations of companies in this index fluctuate; as of February 29, 2008 the market capitalization range of the Russell Midcap® Index was $305 million to $50 billion.

(e)
The Anticipated Use of Investments Chart that appears on pages 15 through 17 is hereby amended to replace the heading of the Mid Cap Opportunity Fund with Mid Cap Core Fund and revise the types of investments in which the Fund may invest as follows:

Mid Cap Core Fund
Bank Obligations	●
Borrowing	●
Exchange Traded Funds	●
Floating Rate Loans	●
Futures Transactions	●
Investment Companies	●
Lending of Portfolio Securities	●
Loan Participation Interests	●
Mortgage-Related and Other Asset-Backed Securities	●
Repurchase Agreements	●
Sources of Liquidity or Credit Support	●
Temporary Defensive Positions; Cash Equivalents	●
Warrants	●
When-Issued Securities	●

(f)
Remove all references to the MainStay Mid Cap Opportunity Fund from the discussion on pages 17 through 19 in the section entitled “Special Considerations for the MainStay All Cap Growth Fund, MainStay S&P 500 Index Fund, MainStay Mid Cap Opportunity Fund, MainStay Small Cap Opportunity Fund, MainStay Income Manager Fund, MainStay Balanced Fund and MainStay Indexed Bond Fund.”

(g)
The section entitled “Non-Fundamental Investment Restrictions - Applicable to the Trust” on page 24 of the SAI is hereby amended to delete the Fund from the restriction prohibiting it from investing in mortgage pass-through securities.

2.	MainStay Large Cap Opportunity Fund

(a)	To liquidate the Fund on or about October 30, 2008. Therefore, effective October 30, 2008, all references to the Fund in the SAI are deleted.

(b)
All references to Daniel O. Glickman and Victor G. Samoilovich as portfolio managers of the Fund are hereby deleted. The new portfolio manager of the Fund, effective September 29, 2008 through liquidation of the Fund, is Tony H. Elavia.

3.	Small Cap Opportunity Fund

(a)
All references to Daniel O. Glickman and Victor G. Samoilovich as portfolio managers of the Fund are hereby deleted. The new portfolio manager of the Fund, effective September 29, 2008 is Tony H. Elavia.

4.	Mid Cap Opportunity Fund
Small Cap Opportunity Fund
Large Cap Opportunity Fund

The section entitled “Portfolio Managers” beginning on page 96 of the SAI is hereby revised to amend the information for Tony Elavia, Harvey Fram and Migene Kim. Information presented is as of August 31, 2008.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Tony Elavia	Balanced Fund, Income Manager Fund, MainStay Asset Allocation Funds, MainStay Retirement Funds, and Small Cap Value Fund*	5 RICs $1,373,169,165	0	6 Accounts 111,546,149	0	0	0
Harvey Fram	130/30 Core Fund and Mid Cap Core Fund+	4 RICs $1,838,564,302	4 Accounts $491,762,962	48 Accounts $4,173,989,882	0	4 Accounts $491,762,962	7 Accounts $1,418,695,271
Migene Kim	Mid Cap Core Fund+	4 RICs $1,838,564,302	4 Accounts $491,762,962	48 Accounts $4,173,989,882	0	4 Accounts $491,762,962	7 Accounts $1,418,695,271
*Does not include Mr. Elavia’s management of Small Cap Opportunity Fund or Large Cap Opportunity Fund.
+Does not include management of Mid Cap Core Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

MainStay Large Cap Opportunity Fund

Supplement dated September 29, 2008 ("Supplement")
to the Prospectus dated February 28, 2008 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus for MainStay Large Cap Opportunity Fund (the “Fund”), a series of Eclipse Funds Inc. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

1.	At a meeting held on September 25, 2008, the Fund’s Board of Directors approved a proposal to liquidate the Fund on or about October 30, 2008 (the “Liquidation Date”).
In connection with the liquidation, the Board approved the closure of the Fund to new investors, effective immediately. Effective October 20, 2008, new purchases by existing shareholders will no longer be accepted.

Prior to liquidation, shareholders of the Fund may:

•	Remain invested in the Fund;

•	Exchange their shares of the Fund for shares of the appropriate class of any other open MainStay Fund; or

•	Redeem their shares.

As of the Liquidation Date, each shareholder will receive a liquidating distribution in cash equal to the shareholder’s proportionate interest in the net assets of the Fund.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investment in the Fund.

2.	References to Daniel Glickman and Victor Samoilovich in the sections entitled “Portfolio Managers” and “Portfolio Managers: Biographies” on page 46 are removed.

3.
Tony H. Elavia is added as a portfolio manager to the Large Cap Opportunity Fund under the section entitled “Portfolio Managers” on page 46. The following biography for Tony H. Elavia is added under the section entitled “Portfolio Manager: Biographies” on page 46:

Tony H. Elavia Mr. Elavia has been the portfolio manager of the Large Cap Opportunity Fund since September 2008. He has been an employee of NYLIM since September 2004 and is a Senior Managing Director. Mr. Elavia is also Chief Investment Officer of NYLIM Equity Investors Group, a division of NYLIM. Prior to joining NYLIM, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a Ph.D. and M.A. in Economics from the University of Houston and an M.S. and B.C. from the University of Baroda in Vadodara, India.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.